Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share capital	Share premium	Other equity instruments	Available for sale	Fair value	Cash flow hedging	Currency translation	Retained earnings	Total	Non-controlling interests
Beginning balance at Dec. 31, 2017	£ 16,205	£ 3,119	£ 5,620	£ 2,281	£ 68		£ 228	£ 5	£ 4,732	£ 16,053	£ 152
Adjustment For Adoption Of IFRS9	(192)				(68)	63			(187)	(192)
Ending balance at Jan. 01, 2018	16,013	3,119	5,620	2,281	0	63	228	5	4,545	15,861	152
Beginning balance at Dec. 31, 2017	16,205	3,119	5,620	2,281	68		228	5	4,732	16,053	152
Profit for the year	1,146								1,124	1,124	22
Other comprehensive income, net of tax:
- Fair value reserve (debt instruments)	(40)					(40)				(40)
- Cash flow hedges	28						28			28
- Pension remeasurement	352								353	353	(1)
- Own credit adjustment	63								63	63
Total comprehensive income	1,549					(40)	28		1,540	1,528	21
Other	(45)								(45)	(45)
Repurchase of other equity instruments	(290)			(290)						(290)
Dividends on ordinary shares	(1,139)								(1,139)	(1,139)
Dividends on preference shares and other equity instruments	(157)								(157)	(157)
Dividends on non-controlling interests	(22)										(22)
Ending balance at Dec. 31, 2018	15,909	3,119	5,620	1,991		23	256	5	4,744	15,758	151
Profit for the year	733								714	714	19
Other comprehensive income, net of tax:
- Fair value reserve (debt instruments)	0
- Cash flow hedges	115						115			115
- Pension remeasurement	(391)								(393)	(393)	2
- Own credit adjustment	(58)								(58)	(58)
- Currency translation on foreign operations	(4)							(4)		(4)
Total comprehensive income	395					0	115	(4)	263	374	21
Issue of other equity instruments	500			500						500
Repurchase of other equity instruments	318	14		300					4	318
Dividends on ordinary shares	(315)								(315)	(315)
Dividends on preference shares and other equity instruments	(142)								(142)	(142)
Dividends on non-controlling interests	(12)										(12)
Ending balance at Dec. 31, 2019	16,017	3,105	5,620	2,191		23	371	1	4,546	15,857	160
Profit for the year	471								452	452	19
Other comprehensive income, net of tax:
- Fair value reserve (debt instruments)	5					5				5
- Cash flow hedges	110						110			110
- Pension remeasurement	(372)								(370)	(370)	(2)
- Own credit adjustment	(3)								(3)	(3)
- Currency translation on foreign operations	0							0		0
Total comprehensive income	211					5	110	0	79	194	17
Dividends on ordinary shares	(129)								(129)	(129)
Dividends on preference shares and other equity instruments	(148)								(148)	(148)
Dividends on non-controlling interests	(15)	0	0	0		0	0	0	0	0	(15)
Ending balance at Dec. 31, 2020	£ 15,936	£ 3,105	£ 5,620	£ 2,191		£ 28	£ 481	£ 1	£ 4,348	£ 15,774	£ 162